                       SEMIANNUAL REPORT JANUARY 31, 1998

                                  OPPENHEIMER

                                      CASH
                                    RESERVES

                                    [PHOTO]

                            [OPPENHEIMERFUNDS LOGO]
                            THE RIGHT WAY TO INVEST

CONTENTS

 3 President's Letter

 4 An Interview
   with the Fund's
   Manager

 6 Statement of
   Investments

 9 Statement of
   Assets and
   Liabilities

10 Statement of
   Operations

11 Statements of
   Changes in
   Net Assets

12 Financial Highlights

15 Notes to Financial
   Statements

18 Officers and
   Trustees

20 Information and
   Services


REPORT HIGHLIGHTS
-------------------------------------------------------------------------------

- THE U.S. ECONOMY IS THE ENVY OF THE WORLD. Inflation is virtually nonexistent, long-term interest rates have fallen below six percent, the federal budget is nearly balanced, unemployment is under five percent, and economic growth remains strong. --Dottie Warmack, Fund Manager

CURRENT YIELD
For the 7-day Period Ended 1/31/98

CLASS A
 With                   Without
 Compounding(1)         Compounding
 4.70%                  4.59%

CLASS B
 With                   Without
 Compounding(1)         Compounding
 4.07%                  3.99%

CLASS C
 With                   Without
 Compounding(1)         Compounding
 4.07%                  3.99%

IN REVIEWING PERFORMANCE, PLEASE REMEMBER THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. YIELDS WILL FLUCTUATE. AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

1. Compounded yields assume reinvestment of dividends.





                          2  Oppenheimer Cash Reserves

[[PHOTO]
JAMES C.SWAIN
Chairman
Oppenheimer
Cash Reserves

[[PHOTO]
BRIDGET A. MACASKILL
President
Oppenheimer
Cash Reserves

DEAR SHAREHOLDER,
-------------------------------------------------------------------------------

These have been very positive times for many American investors. The U.S. economy has continued to grow at a moderate pace, unemployment has fallen to its lowest level in 30 years and inflation has also fallen to a record low. In fact, long-term interest rates have fallen to their lowest level since the government began issuing 30-year Treasury bonds in 1977.

    What benefits does this provide to the average American? First, when unemployment levels are low, many individuals tend to feel a greater sense of job security and can command higher wages because there are fewer unemployed workers vying for their jobs. Second, many homeowners are opting to refinance their existing home mortgage loans and take advantage of lower financing rates. And third, because wages are increasing faster than the rate of inflation, a paycheck may stretch further and investors, as consumers, are able to enjoy a higher level of disposable income. This extra income can be put to use in many ways, including allocating more money to investment opportunities.

    Some industry analysts have tempered such positive news by suggesting that if the rate of inflation falls any lower, it might actually trigger a period of deflation, where we see the prices of American goods and services decline. While lower prices may sound like positive news, in reality it isn't: When prices fall too low, it erodes the value of those goods to the producer. That is, when economic conditions force a decrease in the price of goods, companies have to sell more of those items in order to make the same amount of profit, which translates into greater difficulties for corporations to improve their bottom lines.

    At OppenheimerFunds, we do not believe we will see a period of deflation in the United States. The fundamental factors that have driven the U.S. market still appear to be in place: an economy that's in its eighth year of expansion with moderate growth, low unemployment, virtually no inflation and low interest rates. However, because of economic uncertainties in other parts of the world, particularly Asia, we expect to see slower growth for stocks in 1998 and a year in which double-digit returns from the equity markets are unlikely. It's also possible that we may see investors favor the fixed, more secure interest payments offered from the bond markets.

    In closing, we'd like to reassure you that as professional money managers, we continue to keep a watchful eye on these situations and are closely monitoring your fund's investments. In times like these, your financial advisor can be of invaluable assistance to you in helping review your financial plan and guide your investments accordingly.

    Thank you for your confidence in OppenheimerFunds, The Right Way to Invest. We look forward to helping you reach your investment goals in the future.

/s/ JAMES C. SWAIN                /s/ BRIDGET A. MACASKILL
James C. Swain                    Bridget A. Macaskill
February 23, 1998





                          3  Oppenheimer Cash Reserves

"WE DON'T USE PREDICTIONS OF FUTURE INTEREST RATES TO SET OUR INVESTMENT STRATEGY."

AN INTERVIEW WITH YOUR FUND'S MANAGER
-------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED OVER THE PAST SIX MONTHS?

Oppenheimer Cash Reserves has maintained a stable share price of $1.00 per share, while continuing to provide a steady stream of monthly income. In general, U.S. money market instruments continued to offer investors characteristically high levels of security and liquidity, providing a safe haven in the face of world stock market volatility during the past few months.

      For the 7-day period ending January 31, 1998, the Fund's compounded current yield for Class A shares was 4.70%. Without compounding, the corresponding yield for Class A shares was 4.59%. For the Fund's Class B and C shares, the compounded current yields were 4.07% and 4.07%, and without compounding 3.99% and 3.99%, respectively.(1)

WHAT FACTORS HAVE AFFECTED THE FUND'S PERFORMANCE?

The Fund's performance is being driven by economic conditions and interest rate changes in the United States and around the world. Money market yields are generally linked to interest rates on relatively short-term corporate debt. As these short-term interest rates rise, money market investors enjoy higher rates of return. Although long-term and short-term interest rates typically move in the same direction, recent global economic factors have driven short-term rates higher while long-term rates have fallen.

      The main reason is that Japanese companies, the world's second largest issuer of short-term debt, continue to experience financial difficulties. Because investors perceive a lowered credit quality there, issuers have been required to pay higher interest rates to compensate for the additional risk. To compete, American issuers in both the government and corporate sectors have raised rates on short-term instruments. As a result, despite a drop in long-term rates arising from increased global demand for U.S. Treasury bonds,





                          4  Oppenheimer Cash Reserves

U.S. money market yields have actually been rising recently, generating slightly higher rates of return.

HOW HAVE YOU POSITIONED THE FUND TO DEAL WITH ECONOMIC CONDITIONS AND TRENDS?

We don't use predictions of future interest rates to set our investment strategy. Instead, we "ladder" the portfolio, with some securities maturing in a few days, some maturing in a month, some maturing in two months and so on. With a relatively broad maturity spectrum, the portfolio is widely diversified and able to take advantage of a variety of market conditions. This diversification is intended to enable the Fund to provide a combination of liquidity and safety of principal during times of volatility in other markets.

WHAT IS YOUR OUTLOOK FOR THE FUTURE?

All things considered, the U.S. economy is the envy of the world. Inflation is virtually nonexistent, long-term interest rates have fallen below six percent, the federal budget is nearly balanced, unemployment is under five percent, and economic growth continues strong. Even the devaluation of Asia's currencies and the uncertain business environment in that region may have the beneficial effect of preventing our economy from overheating. Today's U.S. blue chip corporations offer a wide selection of commercial paper and short-term notes that are currently paying attractive yields. At the same time, with the current backdrop of heightened credit concerns, our strategy remains constant: to invest in securities that do not present significant credit risk. We believe our disciplined approach can help continue to reward investors with a competitive income stream and safety of principal... and continue to make Oppenheimer Cash Reserves part of The Right Way to Invest.

1. Compounded yields assume reinvestment of dividends.





                          5  Oppenheimer Cash Reserves

STATEMENT OF INVESTMENTS January 31, 1998 (Unaudited)

                                                                                      FACE               VALUE
                                                                                      AMOUNT             SEE NOTE 1
====================================================================================================================
CERTIFICATES OF DEPOSIT --1.1%
--------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, 5.65%, 1/22/99                                                       $3,000,000        $ 3,000,000

====================================================================================================================
DIRECT BANK OBLIGATIONS--5.1%
--------------------------------------------------------------------------------------------------------------------
Bankers Trust Co., New York, 5.71%, 4/15/98(1)                                          7,000,000          7,000,000
--------------------------------------------------------------------------------------------------------------------
National Westminster Bank of Canada, 5.59%, 4/30/98                                     7,000,000          6,904,383
                                                                                                        ------------
Total Direct Bank Obligations                                                                             13,904,383

====================================================================================================================
LETTERS OF CREDIT--10.9%
--------------------------------------------------------------------------------------------------------------------
Bank of America, guaranteeing commercial paper of
Formosa Plastics Corp., USA, Series B, 5.55%, 3/19/98                                   5,000,000          4,964,542
--------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, guaranteeing commercial paper of
Banco de Credito Nacional SA, Series A, 5.58%, 2/3/98                                   5,000,000          4,998,450
--------------------------------------------------------------------------------------------------------------------
Bayerische Vereinsbank AG, guaranteeing commercial
paper of Galicia Funding Corp., Series A, 5.77%, 2/27/98(2)                             5,000,000          4,979,164
--------------------------------------------------------------------------------------------------------------------
Credit Suisse, guaranteeing commercial paper of:
Minmetals Capitals & Securities, Inc., 5.57%, 2/11/98                                   3,000,000          2,995,358
Minmetals Capitals & Securities, Inc., 5.57%, 3/4/98                                    5,000,000          4,976,018
--------------------------------------------------------------------------------------------------------------------
Societe Generale, guaranteeing commercial paper of:
Nacional Financiera SNC, Series A, 5.54%, 2/18/98                                       2,000,000          1,994,749
Nacional Financiera SNC, Series B, 5.535%, 2/17/98                                      5,000,000          4,987,700
                                                                                                        ------------
Total Letters of Credit                                                                                   29,895,981

====================================================================================================================
SHORT-TERM NOTES--76.9%
--------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE--2.9%
BMW US Capital Corp.:
5.41%, 4/24/98                                                                          3,000,000          2,963,032
5.54%, 2/17/98                                                                          5,000,000          4,987,689
                                                                                                        ------------
                                                                                                           7,950,721

--------------------------------------------------------------------------------------------------------------------
BANK HOLDING COMPANIES--1.3%
NationsBank Corp., 6.056%, 5/26/98(1)                                                   3,500,000          3,503,519
--------------------------------------------------------------------------------------------------------------------
BEVERAGES--2.9%
Coca-Cola Enterprises, Inc.:
5.58%, 4/14/98(2)                                                                       3,000,000          2,966,520
5.71%, 4/8/98(2)                                                                        5,000,000          4,947,658
                                                                                                        ------------
                                                                                                           7,914,178

--------------------------------------------------------------------------------------------------------------------
BROKER/DEALERS--18.8%
Bear Stearns Cos., Inc.:
5.691%, 2/9/98(1)                                                                       5,000,000          5,000,226
5.75%, 4/1/98(1)                                                                        5,000,000          5,000,000
5.809%, 2/20/98(1)                                                                      4,000,000          4,000,409
--------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 5.73%, 5/22/98                                          6,000,000          5,894,950
--------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.:
5.639%, 1/8/99(1)                                                                       3,000,000          3,000,000
5.70%, 4/16/98                                                                          5,000,000          4,941,417





                          6  Oppenheimer Cash Reserves

                                                                                      FACE               VALUE
                                                                                      AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover & Co., 6.75%, 3/24/98(1)                         $3,235,000        $ 3,235,000
--------------------------------------------------------------------------------------------------------------------
Republic New York Securities Corp., 7%, 4/24/98(1)                                      8,000,000          8,000,000
--------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney, Inc.:
5.75%, 3/31/98                                                                          4,200,000          4,198,735
5.77%, 3/30/98                                                                          3,000,000          2,972,592
5.884%, 10/20/98(1)                                                                     5,000,000          5,000,000
                                                                                                        ------------
                                                                                                          51,243,329

--------------------------------------------------------------------------------------------------------------------
COMMERCIAL FINANCE--5.8%
FINOVA Capital Corp.:
5.57%, 3/20/98                                                                          5,000,000          4,963,183
5.61%, 4/29/98                                                                          3,000,000          2,959,327
--------------------------------------------------------------------------------------------------------------------
Heller Financial, Inc.:
5.62%, 6/19/98                                                                          3,000,000          2,935,370
6%, 4/2/98                                                                              5,000,000          4,950,000
                                                                                                        ------------
                                                                                                          15,807,880

--------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE/SERVICES--1.1%
First Data Corp., 5.67%, 5/19/98                                                        3,000,000          2,949,442
--------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--2.9%
Island Finance Puerto Rico, Inc.:
5.68%, 3/31/98                                                                          3,000,000          2,972,547
5.71%, 2/17/98                                                                          5,000,000          4,987,311
                                                                                                        ------------
                                                                                                           7,959,858

--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL--4.6%
Associates Corp. of North America, 7.25%, 5/15/98                                       2,500,000          2,510,064
--------------------------------------------------------------------------------------------------------------------
General Electric Capital Services, 5.55%, 3/2/98                                        5,000,000          4,977,646
--------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 5.75%, 4/21/98(1)                                      5,000,000          4,999,445
                                                                                                        ------------
                                                                                                          12,487,155

--------------------------------------------------------------------------------------------------------------------
ELECTRONICS--1.8%
Avnet, Inc., 5.42%, 4/17/98                                                             5,000,000          4,943,542
--------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES--2.9%
Atlas Copco AB, 5.56%, 3/20/98(2)                                                       8,000,000          7,942,477
--------------------------------------------------------------------------------------------------------------------
INSURANCE--2.7%
Pacific Mutual Life Insurance Co., 5.976%, 2/2/98(1)(3)                                 5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
Safeco Insurance Co., 5.47%, 4/13/98                                                    2,500,000          2,473,030
                                                                                                        ------------
                                                                                                           7,473,030

--------------------------------------------------------------------------------------------------------------------
LEASING & FACTORING--1.8%
American Honda Finance Corp., 5.625%, 1/19/99(1)                                        5,000,000          5,000,000
--------------------------------------------------------------------------------------------------------------------
METALS/MINING--1.8%
Rio Tinto America, Inc., 5.55%, 2/27/98(2)                                              5,000,000          4,979,958
--------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED--2.2%
Fina Oil & Chemical Co., 5.59%, 2/26/98(2)                                              6,000,000          5,976,708





                          7  Oppenheimer Cash Reserves

                                                                                      FACE               VALUE
                                                                                      AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--23.4%
Asset Backed Capital Finance, Inc.:
5.60%, 2/9/98(2)                                                                       $3,500,000       $  3,495,644
5.73%, 11/23/98(1)(3)                                                                   4,000,000          4,000,000
--------------------------------------------------------------------------------------------------------------------
Beta Finance, Inc.:
5.54%, 2/17/98(2)                                                                       5,600,000          5,586,212
5.56%, 3/16/98(2)                                                                       5,000,000          4,966,794
5.57%, 4/29/98(2)                                                                       3,000,000          2,959,617
--------------------------------------------------------------------------------------------------------------------
Cooperative Assn. of Tractor Dealers:
Series A, 5.40%, 7/17/98                                                                5,000,000          4,875,500
Series A, 5.95%, 2/17/98                                                                3,000,000          2,992,067
Series B, 5.47%, 4/16/98                                                                5,000,000          4,943,781
Series B, 5.57%, 3/10/98                                                                3,802,000          3,780,235
--------------------------------------------------------------------------------------------------------------------
Corporate Asset Funding Co., Inc., 5.65%, 2/2/98(2)                                     2,500,000          2,499,608
--------------------------------------------------------------------------------------------------------------------
CXC, Inc., 5.65%, 4/6/98(2)                                                             5,000,000          4,949,778
--------------------------------------------------------------------------------------------------------------------
Enterprise Funding Corp.:
5.38%, 7/27/98(2)                                                                       4,190,000          4,079,794
5.67%, 4/8/98(2)                                                                        4,994,000          4,942,087
--------------------------------------------------------------------------------------------------------------------
Preferred Receivables Funding Corp.:
5.55%, 2/17/98(2)                                                                       4,000,000          3,990,133
5.55%, 2/17/98(2)                                                                       5,900,000          5,885,447
                                                                                                        ------------
                                                                                                          63,946,697
                                                                                                        ------------
Total Short-Term Notes                                                                                   210,078,494


====================================================================================================================
FOREIGN GOVERNMENT OBLIGATIONS--1.8%
--------------------------------------------------------------------------------------------------------------------
Finnish Export Credit Ltd., 5.55%, 7/15/98                                              5,000,000          4,873,583
--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE                                                                  95.8%       261,752,441
--------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                               4.2         11,615,704
                                                                                     ------------       ------------
NET ASSETS                                                                                  100.0%      $273,368,145
                                                                                     ============       ============

Short-term notes, direct bank obligations and letters of credit are generally traded on a discount basis; the interest rate is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

1. Floating or variable rate obligation. The interest rate, which is based on specific, or an index of, market interest rates, is subject to change periodically and is the effective rate on January 31, 1998. This instrument may also have a demand feature which allows, on up to 30 days' notice, the recovery of principal at any time, or at specified intervals not exceeding one year. Maturity date shown represents effective maturity based on variable rate and, if applicable, demand feature.

2. Security issued in exempt transaction without registration under the Securities Act of 1933. Such securities amount to $75,147,599, or 27.49% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

3. Represents a restricted security which is considered illiquid, by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. Such securities amount to $9,000,000, or 3.29% of the Fund's net assets. The Fund may not invest more than 10% of its net assets (determined at the time of purchase) in illiquid securities.

See accompanying Notes to Financial Statements.





                          8  Oppenheimer Cash Reserves

STATEMENT OF ASSETS AND LIABILITIES January 31, 1998 (Unaudited)

==============================================================================
ASSETS
Investments, at value                                             $261,752,441
------------------------------------------------------------------------------
Cash                                                                   463,643
------------------------------------------------------------------------------
Receivables:
Shares of beneficial interest sold                                  13,401,407
Interest                                                               363,545
------------------------------------------------------------------------------
Other                                                                   71,931
                                                                  ------------
Total assets                                                       276,052,967

==============================================================================
LIABILITIES
Payables and other liabilities:
Shares of beneficial interest redeemed                               2,075,550
Dividends                                                              372,481
Transfer and shareholder servicing agent fees                          112,150
Distribution and service plan fees                                      31,902
Other                                                                   92,739
                                                                  ------------
Total liabilities                                                    2,684,822

==============================================================================
NET ASSETS                                                        $273,368,145
                                                                  ============

==============================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                                   $273,373,339
------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                (5,194)
                                                                  ------------
Net assets                                                        $273,368,145
                                                                  ============

==============================================================================
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value, redemption price and offering price
per share (based on net assets of $190,494,758 and
190,556,052 shares of beneficial interest outstanding)                   $1.00

------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $69,295,350 and 69,294,415
shares of beneficial interest outstanding)                               $1.00

------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price per
share (based on net assets of $13,578,037 and 13,577,542 shares
of beneficial interest outstanding)                                      $1.00

See accompanying Notes to Financial Statements.




                          9  Oppenheimer Cash Reserves

STATEMENT OF OPERATIONS For the Six Months Ended January 31, 1998 (Unaudited)

==============================================================================
INVESTMENT INCOME
Interest                                                            $7,818,863

==============================================================================
EXPENSES
Management fees--Note 3                                                671,258
------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Note 3                  635,309
------------------------------------------------------------------------------
Distribution and service plan fees--Note 3:
Class A                                                                182,182
Class B                                                                263,105
Class C                                                                 53,768
------------------------------------------------------------------------------
Shareholder reports                                                    110,504
------------------------------------------------------------------------------
Registration and filing fees                                            81,109
------------------------------------------------------------------------------
Custodian fees and expenses                                             20,715
------------------------------------------------------------------------------
Legal and auditing fees                                                  5,762
------------------------------------------------------------------------------
Insurance expenses                                                       2,486
------------------------------------------------------------------------------
Other                                                                    6,146
                                                                    ----------
Total expenses                                                       2,032,344

==============================================================================
NET INVESTMENT INCOME                                                5,786,519

==============================================================================
NET REALIZED GAIN ON INVESTMENTS                                           323

==============================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $5,786,842
                                                                    ==========

See accompanying Notes to Financial Statements.





                         10  Oppenheimer Cash Reserves

STATEMENTS OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED
                                                           JANUARY 31, 1998       YEAR ENDED
                                                           (UNAUDITED)            JULY 31, 1997
===============================================================================================
OPERATIONS
Net investment income                                       $  5,786,519           $ 10,745,370
-----------------------------------------------------------------------------------------------
Net realized gain                                                    323                  2,265
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations           5,786,842             10,747,635

===============================================================================================
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Class A                                                       (4,130,018)            (7,785,359)
Class B                                                       (1,374,843)            (2,546,870)
Class C                                                         (281,658)              (413,141)

===============================================================================================
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
beneficial interest transactions--Note 2:
Class A                                                       17,524,703              2,937,563
Class B                                                       15,286,319            (31,565,083)
Class C                                                        4,453,446             (2,592,039)

===============================================================================================
NET ASSETS
Total increase (decrease)                                     37,264,791            (31,217,294)
-----------------------------------------------------------------------------------------------
Beginning of period                                          236,103,354            267,320,648
                                                            ------------           ------------
End of period                                               $273,368,145           $236,103,354
                                                            ============           ============

See accompanying Notes to Financial Statements.





                         11  Oppenheimer Cash Reserves

FINANCIAL HIGHLIGHTS


                                      CLASS A
                                      ------------------------------------------------------------------
                                      SIX MONTHS
                                      ENDED
                                      JANUARY 31,
                                      1998             YEAR ENDED JULY 31,      YEAR ENDED DECEMBER 31,
                                      (UNAUDITED)      1997         1996(2)     1995           1994
========================================================================================================
PER SHARE OPERATING DATA
Net asset value,
beginning of period                      $1.00         $1.00         $1.00          $1.00          $1.00
--------------------------------------------------------------------------------------------------------
Income from investment
operations--net investment
income and net realized gain               .02           .04           .03            .05            .03
Dividends and distributions to
shareholders                              (.02)         (.04)         (.03)          (.05)          (.03)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period           $1.00         $1.00         $1.00          $1.00          $1.00
                                         =====         =====         =====          =====          =====

========================================================================================================
TOTAL RETURN(5)                           2.29%         4.41%         2.68%          4.84%          3.22%

========================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                        $190,495      $172,970      $170,031       $148,529        $99,361
--------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                        $183,450      $179,948      $149,889       $105,349        $87,908
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                     4.47%(6)      4.33%         4.47%(6)       4.71%          3.25%
Expenses                                  1.33%(6)      1.29%         1.06%(6)       1.36%          1.32%

1. For the period from December 1, 1993 (inception of offering) to December 31, 1993.
2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
3. For the period from August 17, 1993 (inception of offering) to December 31, 1993.
4. Less than $.005 per share.





                         12  Oppenheimer Cash Reserves

                          CLASS B
------------------        --------------------------------------------------------------------------------
                          SIX MONTHS
                          ENDED
                          JANUARY 31,
                          1998            YEAR ENDED JULY 31,         YEAR ENDED DECEMBER 31,
 1993         1992        (UNAUDITED)     1997           1996(2)      1995            1994         1993(3)
==========================================================================================================


   $1.00        $1.00         $1.00          $1.00       $1.00          $1.00          $1.00         $1.00
----------------------------------------------------------------------------------------------------------


     .02          .03           .02            .04         .02            .04            .03            --(4)

    (.02)        (.03)         (.02)          (.04)       (.02)          (.04)          (.03)           --(4)
----------------------------------------------------------------------------------------------------------
   $1.00        $1.00         $1.00          $1.00       $1.00          $1.00          $1.00         $1.00
   =====        =====         =====          =====       =====          =====          =====        ======

==========================================================================================================
    2.05%        3.07%         1.99%          3.82%       2.35%          4.26%          2.54%         0.56%

==========================================================================================================


 $70,924     $ 89,266       $69,295        $54,009     $85,573        $37,378        $46,803          $628
----------------------------------------------------------------------------------------------------------

 $76,910     $104,970       $69,655        $67,333     $49,226        $35,360        $21,262          $454
----------------------------------------------------------------------------------------------------------

    1.99%        3.07%         3.92%(6)       3.78%       3.91%(6)       4.15%          3.05%         1.49%(6)
    1.55%        1.25%(7)      1.89%(6)       1.84%       1.61%(6)       1.92%          1.89%         2.12%(6)


5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
6. Annualized.
7. The expense ratio was 1.42% absent the voluntary reimbursement by the Manager.





                         13  Oppenheimer Cash Reserves

                                      CLASS C
                                      --------------------------------------------------------------------------------
                                      SIX MONTHS
                                      ENDED
                                      JANUARY 31,
                                      1998             YEAR ENDED JULY 31,        YEAR ENDED DECEMBER 31,
                                      (UNAUDITED)      1997         1996(2)       1995           1994        1993(1)
======================================================================================================================
PER SHARE OPERATING DATA
Net asset value,
beginning of period                      $1.00          $1.00        $1.00          $1.00          $1.00         $1.00
----------------------------------------------------------------------------------------------------------------------
Income from investment
operations--net investment
income and net realized gain               .02            .04          .02            .04            .02            --(4)
Dividends and distributions to
shareholders                              (.02)          (.04)        (.02)          (.04)          (.02)           --(4)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period           $1.00          $1.00        $1.00          $1.00          $1.00         $1.00
                                         =====          =====        =====          =====          =====         =====

======================================================================================================================
TOTAL RETURN(5)                           2.00%          3.84%        2.35%          4.21%          2.51%         0.14%

======================================================================================================================
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
(in thousands)                         $13,578       $ 9,125       $11,717         $5,024         $5,604            $1
----------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                         $14,268       $10,930       $ 6,333         $6,040         $2,107            $1
----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                     3.92%(6)      3.78%         3.91%(6)       4.12%          3.19%         1.18%(6)
Expenses                                  1.88%(6)      1.85%         1.61%(6)       1.97%          1.90%         2.35%(6)

1. For the period from December 1, 1993 (inception of offering) to December 31, 1993.
2. For the seven months ended July 31, 1996. The Fund changed its fiscal year end from December 31 to July 31.
3. For the period from August 17, 1993 (inception of offering) to December 31, 1993.
4. Less than $.005 per share.
5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
6. Annualized.
7. The expense ratio was 1.42% absent the voluntary reimbursement by the Manager.

See accompanying Notes to Financial Statements.





                         14  Oppenheimer Cash Reserves

NOTES TO FINANCIAL STATEMENTS (Unaudited)

===============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Cash Reserves (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal by investing in "money market" securities meeting specified quality standards. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Fund offers Class A, Class B and Class C shares. Class B and Class C shares may be subject to a contingent deferred sales charge. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

-------------------------------------------------------------------------------
INVESTMENT VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

-------------------------------------------------------------------------------
REPURCHASE AGREEMENTS. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

-------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

-------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS. The Fund intends to declare dividends separately for Class A, Class B and Class C shares from net investment income each day the New York Stock Exchange is open for business and pay such dividends monthly. To effect its policy of maintaining a net asset value of $1.00 per share, the Fund may withhold dividends or make distributions of net realized gains.





                         15  Oppenheimer Cash Reserves

===============================================================================
1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

===============================================================================
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                               SIX MONTHS ENDED JANUARY 31, 1998  YEAR ENDED JULY 31, 1997
                               ---------------------------------  -----------------------------
                               SHARES          AMOUNT             SHARES          AMOUNT
-----------------------------------------------------------------------------------------------
Class A:
Sold                            352,379,207    $ 352,379,207       539,202,800    $ 539,202,800
Dividends and
distributions reinvested          3,785,879        3,785,879         7,258,877        7,258,877
Redeemed                       (338,640,383)    (338,640,383)     (543,524,114)    (543,524,114)
                               ------------    -------------      ------------    -------------
Net increase                     17,524,703    $  17,524,703         2,937,563    $   2,937,563
                               ============    =============      ============    =============

-----------------------------------------------------------------------------------------------
Class B:
Sold                            160,763,474    $ 160,763,474       228,968,814    $ 228,968,814
Dividends and
distributions reinvested          1,121,394        1,121,394         2,072,482        2,072,482
Redeemed                       (146,598,549)    (146,598,549)     (262,606,379)    (262,606,379)
                               ------------    -------------      ------------   --------------
Net increase (decrease)          15,286,319    $  15,286,319       (31,565,083)   $ (31,565,083)
                               ============    =============      ============    =============

-----------------------------------------------------------------------------------------------
Class C:
Sold                             89,413,992    $  89,413,992        72,171,736    $  72,171,736
Dividends and
distributions reinvested            220,449          220,449           343,761          343,761
Redeemed                        (85,180,995)     (85,180,995)      (75,107,536)     (75,107,536)
                               ------------    -------------      ------------    -------------
Net increase (decrease)           4,453,446    $   4,453,446        (2,592,039)   $  (2,592,039)
                               ============    =============      ============    =============

===============================================================================
3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.50% of the first $250 million of net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million and 0.40% of net assets in excess of $1 billion.





                         16  Oppenheimer Cash Reserves

===============================================================================
Sales charges advanced to broker/dealers by OFDI on sales of the Fund's Class B and Class C shares totaled $223,858 and $5,272, respectively, of which $13,951 was paid to an affiliated broker/dealer for Class B.

        OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

        The Fund has adopted a Service Plan for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate that may not exceed 0.20% of the average annual net assets of Class A shares of the Fund. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the six months ended January 31, 1998, OFDI paid $45,242 to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses.

        The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from its own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions. At present, these service fees are set at zero for Class B and Class C shares. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. During the six months ended January 31, 1998, OFDI retained $263,145 and $53,766, respectively, as compensation for Class B and Class C sales commissions and service fee advances, as well as financing costs. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to OFDI for distributing shares before the Plan was terminated.





                         17  Oppenheimer Cash Reserves

OPPENHEIMER CASH RESERVES

=========================================================================================
OFFICERS AND TRUSTEES         James C. Swain, Chairman and Chief Executive Officer
                              Bridget A. Macaskill, Trustee and President
                              Robert G. Avis, Trustee
                              William A. Baker, Trustee
                              Charles Conrad, Jr., Trustee
                              Jon S. Fossel, Trustee
                              Sam Freedman, Trustee
                              Raymond J. Kalinowski, Trustee
                              C. Howard Kast, Trustee
                              Robert M. Kirchner, Trustee
                              Ned M. Steel, Trustee
                              George C. Bowen, Trustee, Vice President, Treasurer and
                                Assistant Secretary
                              Andrew J. Donohue, Vice President and Secretary
                              Dorothy G. Warmack, Vice President
                              Robert J. Bishop, Assistant Treasurer
                              Scott T. Farrar, Assistant Treasurer
                              Robert G. Zack, Assistant Secretary

=========================================================================================
INVESTMENT ADVISOR            OppenheimerFunds, Inc.

=========================================================================================
DISTRIBUTOR                   OppenheimerFunds Distributor, Inc.

=========================================================================================
TRANSFER AND SHAREHOLDER      OppenheimerFunds Services
SERVICING AGENT

=========================================================================================
CUSTODIAN OF                  Citibank, N.A.
PORTFOLIO SECURITIES

=========================================================================================
INDEPENDENT AUDITORS          Deloitte & Touche LLP

=========================================================================================
LEGAL COUNSEL                 Myer, Swanson, Adams & Wolf, P.C.

                              The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors. This is a copy of a report to shareholders of Oppenheimer
                              Cash Reserves. This report must be preceded or accompanied by a Prospectus of Oppenheimer Cash
                              Reserves. For material information concerning the Fund, see the Prospectus.

                              Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.






                         18  Oppenheimer Cash Reserves

OPPENHEIMERFUNDS FAMILY

============================================================================================================
REAL ASSET FUNDS
------------------------------------------------------------------------------------------------------------
Real Asset Fund               Gold & Special Minerals Fund

============================================================================================================
STOCK FUNDS
------------------------------------------------------------------------------------------------------------
Developing Markets Fund       Discovery Fund                              Growth Fund
International Small           Quest Small Cap Value Fund                  Global Fund
  Company Fund                MidCap Fund                                 Quest Global Value Fund
Enterprise Fund               Capital Appreciation Fund                   Disciplined Value Fund
International Growth Fund     Quest Capital Value Fund                    Quest Value Fund

============================================================================================================
STOCK &BOND FUNDS
------------------------------------------------------------------------------------------------------------
Main Street Income &          Quest Growth & Income                       Disciplined Allocation Fund
  Growth Fund                   Value Fund                                Multiple Strategies Fund
Quest Opportunity Value Fund  Global Growth & Income Fund                 Bond Fund for Growth
Total Return Fund             Equity Income Fund

============================================================================================================
BOND FUNDS
------------------------------------------------------------------------------------------------------------
International Bond Fund       Champion Income Fund                        U.S. Government Trust
High Yield Fund               Strategic Income Fund                       Limited-Term Government Fund
                              Bond Fund

============================================================================================================
MUNICIPAL FUNDS
------------------------------------------------------------------------------------------------------------
California Municipal Fund(1)  Pennsylvania Municipal Fund(1)              Rochester Division:
Florida Municipal Fund(1)     Municipal Bond Fund                         Rochester Fund Municipals
New Jersey Municipal Fund(1)  Insured Municipal Fund                      Limited Term New York
New York Municipal Fund(1)    Intermediate Municipal Fund                   Municipal Fund

============================================================================================================
MONEY MARKET FUNDS(2)
------------------------------------------------------------------------------------------------------------
Money Market Fund             Cash Reserves

============================================================================================================
LIFESPAN
------------------------------------------------------------------------------------------------------------
Growth Fund                   Balanced Fund                               Income Fund

1. Available only to investors in certain states.

2. An investment in money market funds is neither insured nor guaranteed by the U.S. government and there can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

(C) Copyright 1998 OppenheimerFunds, Inc. All rights reserved.





                         19  Oppenheimer Cash Reserves

INTERNET
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WWW.OPPENHEIMERFUNDS.COM

GENERAL INFORMATION
Mon-Fri 8:30am-9pm ET
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PHONELINK
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INFORMATION AND SERVICES
-------------------------------------------------------------------------------

As an Oppenheimer fund shareholder, you have some special privileges. Whether it's automatic investment plans, informative newsletters and hotlines, or ready account access, you can benefit from services designed to make investing simple.

   And when you need help, our Customer Service Representatives are only a toll-free phone call away. They can provide information about your account and handle administrative requests. You can reach them at our General Information number.

   When you want to make a transaction, you can do it easily by calling our toll-free Telephone Transactions number. And, by enrolling in AccountLink, a convenient service that "links" your Oppenheimer funds accounts and your bank checking or savings account, you can use the Telephone Transactions number to
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   For added convenience, you can get automated information with
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PhoneLink gives you access to a variety of fund, account, and market information. Of course, you can always speak with a Customer Service Representative during the General Information hours shown at the left.

   You can count on us whenever you need assistance. That's why the International Customer Service Association, an independent, nonprofit organization made up of over 3,200 customer service management professionals from around the country, honored the Oppenheimer funds' transfer agent, OppenheimerFunds Services, with their Award of Excellence in 1993.

   So call us today, or visit us at our website at www.oppenheimerfunds.com--we're here to help.

[OPPENHEIMER FUNDS LOGO]

RS0760.001.0198  April 1, 1998